Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
	December 31,
	2021	2020
	US$’000	US$’000

Raw materials	89	63
Work in progress	20	20
Finished goods	438	259

	547	342

ZHEJIANG TIANLAN
Inventories
	December 31,
	2021	2020
	RMB’000	RMB’000

Raw materials	2,381	341
Finished goods	1,005	2,048

	3,386	2,389